Leases - Schedule of Finance and Operating Lease Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Operating	$ 0	$ 0	$ 0
Finance	1	1	1
Long-term
Operating	$ 2,200	$ 2,262	$ 2,454
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Operating Lease Right Of Use Asset Non Current	Operating Lease Right Of Use Asset Non Current	Operating Lease Right Of Use Asset Non Current
Finance	$ 37	$ 43	$ 96
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Finance Lease Right Of Use Asset Non Current	Finance Lease Right Of Use Asset Non Current	Finance Lease Right Of Use Asset Non Current
Total right-of-use assets	$ 2,238	$ 2,306	$ 2,551
Current
Operating	219	222	205
Finance	6	6	377
Noncurrent
Operating	2,057	2,111	2,300
Finance	90	94	98
Total lease liabilities	$ 2,372	$ 2,433	$ 2,980